UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9160

                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS--94.2%
Aerospace/Defense--1.8%
Bombardier, Inc.
   6.30%, 5/01/14(a)                                $   2,300     $   1,995,250
DRS Technologies, Inc.
   6.875%, 11/01/13                                     2,030         2,121,350
L-3 Communications Corp.
   5.875%, 1/15/15(a)                                   2,105         2,099,738
Sequa Corp.
   9.00%, 8/01/09                                       1,310         1,477,025
Transdigm, Inc.
   8.375%, 7/15/11                                      2,860         3,067,350
                                                                  -------------
                                                                     10,760,713
                                                                  -------------
Automotive--2.3%
Affinia Group, Inc.
   9.00%, 11/30/14(a)                                     950           990,375
Cooper Standard Automotive, Inc.
   7.00%, 12/15/12(a)                                   1,805         1,832,075
HLI Operating Co., Inc.
   10.50%, 6/15/10                                      2,987         3,203,558
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13                                      2,468         2,640,760
TRW Automotive, Inc.
   9.375%, 2/15/13                                      1,445         1,676,200
   11.00%, 2/15/13                                      1,045         1,259,225
United Auto Group, Inc.
   9.625%, 3/15/12                                      1,755         1,939,275
                                                                  -------------
                                                                     13,541,468
                                                                  -------------
Broadcasting/Media--1.7%
Albritton Communications
   7.75%, 12/15/12                                      2,530         2,618,549
Corus Entertainment, Inc.
   8.75%, 3/01/12                                       1,690         1,854,775
Emmis Operating Co.
   6.875%, 5/15/12                                      2,055         2,150,044
Paxson Communications
   12.25%, 1/15/09(b)                                   1,910         1,785,850
Sinclair Broadcast Group
   8.00%, 3/15/12                                       1,465         1,556,563
                                                                  -------------
                                                                      9,965,781
                                                                  -------------
Building/Real Estate--3.1%
Associated Materials Holdings, Inc.
11.25%, 3/01/14(b)                                      7,005         5,043,599
D.R. Horton, Inc.
   6.875%, 5/01/13                                      2,200         2,381,500
Meritage Corp.
   9.75%, 6/01/11                                       2,900         3,204,500
Nortek, Inc.
   8.50%, 9/01/14(a)(b)                                 2,020         2,110,900
Schuler Homes
   10.50%, 7/15/11                                      2,115         2,405,813

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
William Lyon Homes, Inc.
   10.75%, 4/01/13                                  $   3,105     $   3,489,243
                                                                  -------------
                                                                     18,635,555
                                                                  -------------
Cable--8.0%
Cablevision Systems Corp.
   8.00%, 4/15/12(a)                                    4,135         4,414,113
Charter Communications Holdings
   11.75%, 5/15/11(b)                                  11,045         8,118,074
Charter Communications Opt LLC
   8.00%, 4/30/12(a)                                    1,455         1,513,200
CSC Holdings, Inc.
   6.75%, 4/15/12(a)                                    4,340         4,470,200
DirecTV Holings
   8.375%, 3/15/13                                      2,000         2,242,500
Echostar DBS Corp.
   6.375%, 10/01/11                                     2,860         2,924,350
Inmarsat Finance II PLC
   10.375%, 11/15/12(a)(b)                              2,235         1,609,200
Inmarsat Finance PLC
   7.625%, 6/30/12                                      4,080         4,243,200
Innova S De. R.L.
   9.375%, 9/19/13                                      3,425         3,895,938
   12.875%, 4/01/07                                     1,423         1,423,253
Insight Midwest LP/Insight Captial, Inc.
   9.75%, 10/01/09                                      2,750         2,880,625
PanAmSat Corp.
   9.00%, 8/15/14(a)                                    2,890         3,225,963
PanAmSat Holding Corp.
   10.375%, 11/01/14(a)(b)                              5,075         3,489,062
Rogers Cable, Inc.
   6.75%, 3/15/15(a)                                    2,980         3,047,050
                                                                  -------------
                                                                     47,496,728
                                                                  -------------
Chemicals--3.0%
Equistar Chemical Funding
   10.125%, 9/01/08                                     2,175         2,506,688
   10.625%, 5/01/11                                     1,495         1,734,200
Huntsman Advanced Materials
   11.00%, 7/15/10(a)                                   2,020         2,403,800
Huntsman ICI
   10.125%, 7/01/09                                     1,028         1,087,110
Huntsman International Holdings
   0.00%, 12/31/09                                      2,500         1,400,000
Huntsman LLC
   11.50%, 7/15/12(a)                                   2,900         3,429,250
Quality Distribution
   9.00%, 11/15/10(a)                                   3,940         3,930,150
Westlake Chemical Corp.
   8.75%, 7/15/11                                       1,333         1,506,290
                                                                  -------------
                                                                     17,997,488
                                                                  -------------
Consumer Manufacturing--2.4%
Broder Brothers Co.
   11.25%, 10/15/10(a)                                    132           137,940
   11.25%, 10/15/10                                     3,025         3,161,124
Jostens IH Corp.
   7.625%, 10/01/12(a)                                  2,035         2,116,400
K2, Inc.
   7.375%, 7/01/14(a)                                   2,125         2,326,875
Playtex Products, Inc.
   8.00%, 3/01/11                                       2,115         2,310,638

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
Simmons Co.
    7.875%, 1/15/14                                 $   1,000     $   1,035,000
   10.00%, 12/15/14(a)                                  2,115         1,290,150
 St. John Knits International, Inc.
   12.50%, 7/01/09                                      1,675         1,785,969
                                                                  -------------
                                                                     14,164,096
                                                                  -------------
Diversified Media--5.2%
American Media, Inc.
   8.875%, 1/15/11                                      1,440         1,531,800
Dex Media East LLC
   12.125%, 11/15/12                                    1,346         1,640,438
Dex Media West LLC
   Series B
   8.50%, 8/15/10                                         970         1,079,125
   9.875%, 8/15/13                                      3,784         4,361,059
Dex Media, Inc.
   8.00%, 11/15/13                                      3,005         3,252,913
PEI Holdings, Inc.
   11.00%, 3/15/10                                        936         1,090,440
Primedia, Inc.
   8.00%, 5/15/13                                       1,645         1,692,294
   8.875%, 5/15/11                                      2,085         2,204,888
Rainbow National Services LLC
   8.75%, 9/01/12(a)                                    6,030         6,617,925
   10.375%, 9/01/14(a)                                  4,545         5,124,488
WMG Holdings Corp.
   9.50%, 12/15/14(a)(b)                                3,740         2,388,925
                                                                  -------------
                                                                     30,984,295
                                                                  -------------
Energy--3.7%
Amerada Hess Corp.
   7.30%, 8/15/31                                       2,705         3,017,700
Belden & Blake Corp.
   8.75%, 7/15/12(a)                                    2,035         2,065,525
Chesapeake Energy Corp.
   7.75%, 1/15/15                                       1,510         1,642,125
   9.00%, 8/15/12                                       1,195         1,365,288
Grant Prideco
   9.00%, 12/15/09                                      1,835         2,032,263
HilCorp Energy
   10.50%, 9/01/10(a)                                   4,020         4,542,599
Premcor Refining Group
   9.50%, 2/01/13                                       1,715         1,989,400
Pride International Inc.
   7.375%, 7/15/14                                      2,325         2,540,063
Tengizchevroil Fin., Co.
   6.124%, 11/15/14(a)                                  1,475         1,478,688
Universal Compression, Inc.
   7.25%, 5/15/10                                       1,110         1,184,925
                                                                  -------------
                                                                     21,858,576
                                                                  -------------
Entertainment/Leisure--2.5%
NCL Corp.
   10.625%, 7/15/14(a)                                  4,080         4,080,000
Royal Caribbean Cruises
   8.75%, 2/02/11                                       3,570         4,217,062
Six Flags, Inc.
   9.50%, 2/01/09                                       1,885         1,960,400
   9.75%, 4/15/13                                         390           395,850
Universal City Development
   11.75%, 4/01/10                                      2,950         3,484,688

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
Universal City Florida
   8.375%, 5/01/10(a)                               $     680     $     705,500
                                                                  -------------
                                                                     14,843,500
                                                                  -------------
Financial--3.2%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                                     1,475         1,644,625
Fairfax Financial Holdings
   7.375%, 4/15/18                                        905           859,750
   7.75%, 4/26/12-7/15/37                               3,610         3,639,000
   8.25%, 10/01/15                                        520           530,400
Markel Capital Trust I
   Series B
   8.71%, 1/01/46(c)                                    2,585         2,714,250
PXRE Capital Trust I
   8.85%, 2/01/27                                       2,715         2,755,725
Royal & Sun  Alliance Insurance
   8.95%, 10/15/29                                      3,320         4,192,549
Western Financial Bank
   9.625%, 5/15/12                                      2,515         2,867,100
                                                                  -------------
                                                                     19,203,399
                                                                  -------------
Fixed Communications--5.4%
Cincinnati Bell, Inc.
   8.375%, 1/15/14                                      3,790         3,837,375
Citizens Communications
   6.25%, 1/15/13                                       2,980         3,002,350
Eircom Funding
   8.25%, 8/15/13                                       2,645         2,922,725
Fairpoint Communications
   11.875%, 3/01/10                                     1,065         1,246,050
MCI, Inc.
   7.688%, 5/01/09                                      1,630         1,687,050
   8.735%, 5/01/14                                      1,695         1,822,125
Qwest Capital Funding, Inc.
   7.25%, 2/15/11                                       6,175         6,051,500
Qwest Services Corp.
   14.00%, 12/15/10(a)                                  6,973         8,385,032
Time Warner Telecom Holdings
   9.25%, 2/15/14                                       1,385         1,412,700
Time Warner Telecom, Inc.
   10.125%, 2/01/11                                     1,745         1,714,463
                                                                  -------------
                                                                     32,081,370
                                                                  -------------
Food & Beverage--1.9%
Del Monte Corp.
   Series B
   9.25%, 5/15/11                                       1,525         1,669,875
Dimon, Inc.
   7.75%, 6/01/13                                         945           992,250
   Series B
   9.625%, 10/15/11                                     1,060         1,160,700
Dole Foods Co.
   8.875%, 3/15/11                                      2,280         2,479,500
Dominos, Inc.
   8.25%, 7/01/11                                       1,030         1,125,275
Sbarro, Inc.
   11.00%, 9/15/09                                      2,007         2,027,070
Merisant Co.
   9.50%, 7/15/13(a)                                    2,110         1,877,900
                                                                  -------------
                                                                     11,332,570
                                                                  -------------

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
Gaming--3.5%
Ameristar Casinos, Inc.
   10.75%, 2/15/09                                  $   1,395     $   1,555,425
Argosy Gaming Co.
   9.00%, 9/01/11                                       1,440         1,605,600
MGM Mirage
   8.375%, 2/01/11                                      1,550         1,747,625
Mohegan Tribal Gaming
   7.125%, 8/15/14                                      2,925         3,078,563
Riviera Holdings Corp.
   11.00%, 6/15/10                                      2,815         3,145,763
Seneca Gaming Corp.
   7.25%, 5/01/12                                       4,370         4,599,424
Turning Stone Casino Entertainment
   9.125%, 12/15/10(a)                                  2,080         2,251,600
Venetian Casino/LV Sands, Inc.
   11.00%, 6/15/10                                      2,185         2,493,631
                                                                  -------------
                                                                     20,477,631
                                                                  -------------
Healthcare--5.8%
Concentra Operating Corp.
   9.125%, 6/01/12(a)                                     970         1,096,100
   9.50%, 8/15/10                                       1,195         1,350,350
Extendicare Health Services, Inc.
   9.50%, 7/01/10                                       2,165         2,424,800
Genesis HealthCare Corp.
   8.00%, 10/15/13                                      2,055         2,229,675
Hanger Orthopedic Group
   10.375%, 2/15/09                                     2,800         2,891,000
Hca, Inc.
   6.375%, 1/15/15                                      3,855         3,870,609
Iasis Healthcare Corp.
   8.75%, 6/15/14                                       2,900         3,161,000
Pacificare Health Systems
   10.75%, 6/01/09                                      2,746         3,171,630
Select Medical Corp.
   7.50%, 8/01/13                                       3,900         4,406,999
Triad Hospitals, Inc.
   7.00%, 11/15/13                                      3,375         3,450,938
Universal Hospital Services, Inc.
   10.125%, 11/01/11                                    2,920         3,036,800
Vanguard Health Holding
   11.25%, 10/01/15(a)(b)                               5,025         3,291,375
                                                                  -------------
                                                                     34,381,276
                                                                  -------------
Hotels/Lodging--2.7%
Corrections Corp. of America
   7.50%, 5/01/11                                         375           400,781
   9.875%, 5/01/09                                      1,925         2,136,750
Gaylord Entertainment Co.
   8.00%, 11/15/13                                      2,120         2,289,600
Host Marriott LP
   Series G
   9.25%, 10/01/07                                      2,365         2,636,975
La Quinta Properties
   8.875%, 3/15/11                                      2,740         3,055,100
Starwood Hotels Resorts
   7.875%, 5/01/12                                      2,695         3,079,037
Vail Resorts, Inc.
   6.75%, 2/15/14                                       2,395         2,436,913
                                                                  -------------
                                                                     16,035,156
                                                                  -------------

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
Industrial--6.6%
Amsted Industries, Inc.
   10.25%, 10/15/11(a)                              $   2,710     $   3,062,300
Amtrol, Inc.
   10.625%, 12/31/06                                    3,445         3,100,500
Case New Holland, Inc.
   9.25%, 8/01/11(a)                                    2,730         3,037,125
Dayton Superior Corp.
   10.75%, 9/15/08                                      1,155         1,235,850
   13.00%, 6/15/09                                      1,555         1,617,200
Fastentech, Inc.
   11.50%, 5/01/11(a)                                   2,650         3,047,500
Flowserve Corp.
   12.25%, 8/15/10                                      2,359         2,606,695
Goodman Global Holdings
   7.875%, 12/15/12(a)                                  2,930         2,919,013
Milacron Escrow Corp.
   11.50%, 5/15/11                                      2,835         3,005,100
Mueller Group, Inc.
   10.00%, 5/01/12                                      2,050         2,234,500
NMHG Holdings Co.
   10.00%, 5/15/09                                      1,690         1,867,450
Sensus Metering Systems
   8.625%, 12/15/13                                     3,825         3,920,625
Terex Corp.
   Series B
   10.375%, 4/01/11                                     1,945         2,178,400
Trimas Corp.
   9.875%, 6/15/12                                      2,620         2,777,200
Trinity Industries
   6.50%, 3/15/14                                       2,495         2,495,000
                                                                  -------------
                                                                     39,104,458
                                                                  -------------
Metals/Mining--1.9%
AK Steel Corp.
   7.875%, 2/15/09                                      2,270         2,312,563
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10                                     2,125         2,427,813
International Steel Group
   6.50%, 4/15/14                                       2,491         2,671,598
Ispat Inland ULC
   9.75%, 4/01/14                                       2,193         2,708,354
Russel Metals, Inc.
   6.375%, 3/01/14                                      1,105         1,121,575
                                                                  -------------
                                                                     11,241,903
                                                                  -------------
Mobile Communications--5.7%
American Cellular Corp.
   SeriesB
   10.00%, 8/01/11                                      2,225         1,907,938
Iridium LLC/Capital Corp.
   Series B
   14.00%, 7/15/05(d)                                  14,500         2,573,750
Kyivstar
   10.375%, 8/17/09(a)                                  5,675         6,242,499
MobiFon Holdings BV
   12.50%, 7/31/10                                      6,135         7,277,643
Nextel Communications
   5.95%, 3/15/14                                       1,435         1,485,225
Oskar Mobil AS
   7.50%, 10/15/11(a)                                   2,065         3,066,484
Rogers Wireless, Inc.
   7.25%, 12/15/12(a)                                   1,700         1,802,000

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
Rural Cellular Corp.
   8.25%, 3/15/12                                   $   1,495     $   1,580,963
   9.75%, 1/15/10                                       4,460         4,036,300
Triton PCS, Inc.
   8.50%, 6/01/13                                       1,935         1,867,275
   8.75%, 11/15/11                                        910           718,900
   9.375%, 2/01/11                                      1,325         1,060,000
                                                                  -------------
                                                                     33,618,977
                                                                  -------------
Paper/Packaging--5.7%
Berry Plastics Plc.
   10.75%, 7/15/12                                      2,545         2,914,025
Crown Holdings
   9.50%, 3/01/11                                       2,925         3,334,500
Georgia-Pacifice Corp.
   8.875%, 5/15/31                                      1,400         1,750,000
   9.375%, 2/01/13                                      3,185         3,710,525
Graphic Packaging International
   9.50%, 8/15/13                                       4,455         5,067,562
Greif Brothers Corp.
   8.875%, 8/01/12                                      2,025         2,252,813
Hunstsman Packaging Corp.
   13.00%, 6/01/10                                      3,128         3,049,800
MDP Acquisitions Plc.
   9.625%, 10/01/12                                     2,320         2,586,800
Owens-Brockway Glass
   8.875%, 2/15/09                                      3,610         3,921,362
Pliant Corp.
   11.125%, 9/01/09                                       835           910,150
   13.00%, 6/01/10                                      2,195         2,129,150
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08(a)(c)(e)(f)                          2,602           260,194
Vitro Envases
   10.75%, 7/23/11(a)                                   1,740         1,805,250
                                                                  -------------
                                                                     33,692,131
                                                                  -------------
Public Utilities - Electric & Gas--7.9%
AES Corp.
   8.75%, 5/15/13(a)                                      540           613,575
   9.00%, 5/15/15(a)                                    2,470         2,828,150
Calpine Corp.
   8.50%, 7/15/10(a)                                    4,465         3,828,738
DPL Capital Trust II
   8.125%, 9/01/31                                      1,980         2,243,138
DPL, Inc.
   6.875%, 9/01/11                                      1,620         1,769,254
Dynegy Holdings, Inc.
   10.125%, 7/15/13(a)                                  3,755         4,299,474
Dynegy-Rosetion Danskammer
   Series B
   7.67%, 11/08/16                                      2,630         2,524,800
Northwest Pipeline Corp.
   8.125%, 3/01/10                                      1,580         1,747,875
NRG Energy, Inc.
   8.00%, 12/15/13(a)                                   3,055         3,329,950
Ormat Funding Corp.
   8.25%, 12/30/20(a)                                   2,423         2,423,460
Reliant Energy, Inc.
   6.75%, 12/15/14                                      2,045         2,045,000
   9.50%, 7/15/13                                       2,640         2,999,700
Semco Energy
   7.125%, 5/15/08                                        520           556,541
   7.75%, 5/15/13                                         890           977,331

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
Southern Natural Gas
   7.35%, 2/15/31                                   $   2,225     $   2,308,438
   8.875%, 3/15/10                                      1,780         1,993,600
Texas Genco LLC
   6.875%, 12/15/14(a)                                  1,785         1,845,244
Txu Corp.
   5.55%, 11/15/14(a)                                   2,095         2,081,194
Williams Cos., Inc.
   7.625%, 7/15/19                                      4,495         4,944,499
   7.875%, 9/01/21                                      1,435         1,600,025
                                                                  -------------
                                                                     46,959,986
                                                                  -------------
Service--3.5%
Allied Waste North America
   6.375%, 4/15/11                                      4,340         4,198,950
H&E Equipment/Finance
   11.125%, 6/15/12                                     3,068         3,374,800
National Waterworks, Inc.
   Series B
   10.50%, 12/01/12                                     1,615         1,816,875
Service Corp. International
   6.50%, 3/15/08                                       2,215         2,286,988
   6.75%, 4/01/16                                       2,600         2,691,000
United Rentals North America
   6.50%, 2/15/12                                       2,135         2,081,625
Williams Scotsman, Inc.
   9.875%, 6/01/07                                      4,130         4,130,000
                                                                  -------------
                                                                     20,580,238
                                                                  -------------
Supermarkets & Drugs--2.6%
Couche-Tard
   7.50%, 12/15/13                                      1,850         1,984,125
Duane Reade, Inc.
   9.75%, 8/01/11(a)                                    4,275         3,890,250
Rite Aid Corp.
   9.25%, 6/01/13                                         570           575,700
   9.50%, 2/15/11                                       1,090         1,196,275
   11.25%, 7/01/08                                      1,930         2,094,050
Roundy's, Inc.
   Series B
   8.875%, 6/15/12                                      1,565         1,709,763
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                                      3,510         3,711,825
                                                                  -------------
                                                                     15,161,988
                                                                  -------------
Technology--3.1%
Amkor Technology, Inc.
   7.75%, 5/15/13                                       6,930         6,514,200
Celestica, Inc.
   7.875%, 7/01/11                                      3,850         4,129,125
Flextronics International Ltd.
   6.50%, 5/15/13                                       2,145         2,198,625
Magnachip Semiconductor Co.
   5.78%, 12/15/11(a)(h)                                1,530         1,572,075
Magnachip Semiconductor Co.
   8.00%, 12/15/14(a)                                   1,340         1,396,950
SCG Holding & Semiconductor Co.
   0.00%, 8/04/11(a)                                      750         1,113,750
Unisys Corp.
   6.875%, 3/15/10                                      1,455         1,556,850
                                                                  -------------
                                                                     18,481,575
                                                                  -------------

                                                    Principal
                                                       Amount
Company                                                 (000)       U.S.$ Value
-------------------------------------------------------------------------------
Transportation--1.0%
ATA Airlines, Inc.
   6.99%, 4/15/16(a)                                $   3,094     $   2,645,038
Horizon Lines LLC
   9.00%, 11/01/12(a)                                    1,19         1,279,250
Petro Stopping Center
   9.00%, 2/15/12                                       1,646         1,740,645
                                                                  -------------
                                                                      5,664,933
                                                                  -------------

Total Corporate Debt Obligations
   (cost $533,889,558)                                              558,265,791
                                                                  -------------

INDEX(a)--1.4%
Dow Jones CDX HY
   7.75%, 12/29/09
   (cost $8,232,796)                                    8,275         8,507,734
                                                                  -------------
NON-CONVERTIBLE PREFERRED STOCKS--1.4%
Paxson Communications
   14.25%, 11/15/06                                       278         2,088,045
Sovereign REIT
   Series A
   12.00%, 8/29/49(a)                                   4,175         6,325,125
                                                                  -------------
Total Non-convertible Preferred Stocks
   (cost $6,604,883)                                                  8,413,170
                                                                  -------------

SOVEREIGN DEBT OBLIGATIONS--0.3%
Russian Federation
   5.00%, 3/31/30
   (cost $1,491,268)                                    1,495         1,541,719
                                                                  -------------
COMMON STOCKS(g)--0.0%
Phase Metrics, Inc.(c)                                216,818             2,168
Safelite Glass Corp. Cl. B(c)                          25,161            12,581
Safelite Realty Corp.(c)                                1,698             1,970
Versatel Telecom International NV                      45,165           130,761
                                                                  -------------
Total Common Stocks
   (cost $2,188,805)                                                    147,480
                                                                  -------------

WARRANTS(g)--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10(a)(d)(c)(f)                 200                 2
Safelite Glass Corp.
   Warrants, expiring 9/29/06                          61,663                 0
Safelite Glass Corp. Cl. B
   Warrants, expiring 9/29/07                          41,109                 0
                                                                  -------------
Total Warrants
   (cost $7,317)                                                              2
                                                                  -------------

SHORT-TERM INVESTMENT--1.4%
The Bank of New York
    1.50%, 1/03/05
   (cost $8,186,000)                                    8,186         8,186,000
                                                                  -------------

                                                                    U.S.$ Value
-------------------------------------------------------------------------------
Total Investments--98.7%
   (Cost $560,600,627)                                            $ 585,061,896

Other assets less liabilities--1.3%                                   7,989,128
                                                                  -------------

Net Assets--100%                                                  $ 593,051,024
                                                                  -------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $163,559,670 or 27.6% of net assets.
(b) Indicates a securities that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.
(c)  Illiquid security, valued at fair value.
(d)  Security is in default and is non-income producing.
(e)  Pay-In-Kind Payments (PIK).
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of December 31, 2004, are considered illiquid and restricted.

                                    Acquisition          Acquisition     Market      Percentage
Restricted Securities               Date                 Cost            Value       of Net Asset
---------------------               -----------          -----------     ------      ------------
Russell-Stanley Holdings, Inc.      2/10/99-8/30/04      $8,944,262      $260,194    0.04%
   9.00%, 11/30/08
Pliant Corp - warrants
   expiring  6/01/10                10/04/04             $7,317          $2          0.00%

(g)   Non-income producing security.
(h) Floating rate security. Stated interest rates in effect at December 31, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Yield Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005